Carrying Amounts and Fair Values of Certain Financial Instruments Excluding Financial Instruments Which Are Carried at Fair Value on a Recurring Basis and Those Outside Scope of Asc 825 (Detail) (JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2013		Mar. 31, 2012
Carrying amount
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	¥ 27,583		¥ 21,141
Investments	3,000		1,802
Loans, net of allowance for loan losses	69,028	[1]	65,275	[1]
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	48,048		37,652
Interest-bearing deposits	87,247		79,266
Due to trust accounts	619		560
Commercial paper and other short-term borrowings	6,724		13,950
Long-term debt	8,235		7,982
Estimated fair value
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	27,583		21,141
Investments	3,020		1,816
Loans, net of allowance for loan losses	70,261	[1]	65,597	[1]
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	48,048		37,652
Interest-bearing deposits	87,210		79,209
Due to trust accounts	619		560
Commercial paper and other short-term borrowings	6,723		13,946
Long-term debt	8,598		8,326
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	903
Investments	3,020
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	12,796
Interest-bearing deposits	34,596
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	26,680
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	35,252
Interest-bearing deposits	52,614
Due to trust accounts	619
Commercial paper and other short-term borrowings	6,723
Long-term debt	7,967
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance for loan losses	70,261	[1]
Financial liabilities:
Long-term debt	¥ 631

[1]	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.